Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Movement in level 3 assets
Transfers into level 3 of fair value hierarchy through changed observability of swaps and increase in the proportion of trades with unobservable inputs in structured netting, assets and liabilities	£ 61
Transfers out of Level 3 of fair value hierarchy through decrease in observability of inputs, assets and liabilities	51
At fair value
Movement in level 3 assets
Financial assets at beginning of period	150,538
Financial assets at end of period	161,987
At fair value | Level 3
Movement in level 3 assets
Financial assets at beginning of period	1,253	£ 1,682
Amounts recorded in the income statement	(16)	(64)
Amount recorded in the statement of comprehensive income	2	11
Level 3 transfers in	86	40
Level 3 transfers out	(91)	(22)
Purchases/Originations	532	218
Settlements/Other decreases	(11)	(33)
Sales	(114)	(253)
Foreign exchange and other adjustments		4
Financial assets at end of period	1,641	1,583
Amounts recorded in the income statement in respect of balances held at period end - unrealised	82	55
At fair value | Level 3 | Derivatives
Movement in level 3 assets
Financial assets at beginning of period	472	630
Amounts recorded in the income statement	(30)	(65)
Level 3 transfers in	41	40
Level 3 transfers out	(50)	(6)
Purchases/Originations	39	70
Settlements/Other decreases		(2)
Sales	(33)	(31)
Foreign exchange and other adjustments		1
Financial assets at end of period	439	637
Amounts recorded in the income statement in respect of balances held at period end - unrealised	66	57
At fair value | Level 3 | Other trading assets
Movement in level 3 assets
Financial assets at beginning of period	96	278
Amounts recorded in the income statement	13	2
Purchases/Originations	157	89
Settlements/Other decreases	(10)	(31)
Sales		(97)
Foreign exchange and other adjustments		2
Financial assets at end of period	256	243
Amounts recorded in the income statement in respect of balances held at period end - unrealised	13	1
At fair value | Level 3 | Other financial assets
Movement in level 3 assets
Financial assets at beginning of period	685	774
Amounts recorded in the income statement	1	(1)
Amount recorded in the statement of comprehensive income	2	11
Level 3 transfers in	45
Level 3 transfers out	(41)	(16)
Purchases/Originations	336	59
Settlements/Other decreases	(1)
Sales	(81)	(125)
Foreign exchange and other adjustments		1
Financial assets at end of period	946	703
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ 3	£ (3)